Unsecured Notes Net Debt Discount (Detail) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Unsecured Convertible Notes	$ 2,739,271	$ 1,450,333
Debt discount	(76,147)	(70,063)	(135,417)
Unsecured debt	2,663,124	1,380,270
Less long term portion	259,479	103,912	39,584
Short term portion	$ 2,403,645	$ 1,276,358	$ 1,144,375